Segment Disclosures (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Enterprise-wide data by geographic region
Sales by geographic region (based on destination of shipments)	$ 1,216.5	$ 921.4	$ 1,472.7	$ 1,132.6	$ 1,326.3	$ 1,097.0	$ 1,714.9	$ 1,336.5	$ 4,743.2	$ 5,474.7	$ 6,104.0
Property, plant and equipment net by geographic region	5,525.8				4,101.7				5,525.8	4,101.7	3,900.5
U.S.
Enterprise-wide data by geographic region
Sales by geographic region (based on destination of shipments)									3,994.0	4,497.8	5,260.9
Property, plant and equipment net by geographic region	4,987.0				3,528.8				4,987.0	3,528.8	3,327.8
Canada
Enterprise-wide data by geographic region
Sales by geographic region (based on destination of shipments)									543.8	508.5	446.4
Property, plant and equipment net by geographic region	$ 538.8				$ 572.9				538.8	572.9	572.7
Export
Enterprise-wide data by geographic region
Sales by geographic region (based on destination of shipments)									$ 205.4	$ 468.4	$ 396.7